Segment and Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013 segment	Mar. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments	1
Revenues	$ 41,007	$ 51,793
Percentage of revenue by geographic segment	100.00%	100.00%
Western Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	14,938	18,310
Percentage of revenue by geographic segment	36.40%	35.40%
All other European countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,761	12,967
Percentage of revenue by geographic segment	11.60%	25.00%
Total Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	19,699	31,277
Percentage of revenue by geographic segment	48.00%	60.40%
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	11,848	13,321
Percentage of revenue by geographic segment	28.90%	25.70%
Asia/Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 9,460	$ 7,195
Percentage of revenue by geographic segment	23.10%	13.90%